SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended				12 Months Ended
	Jan. 29, 2025	Oct. 17, 2024	May 17, 2024	Jul. 22, 2023	Dec. 31, 2024
Aggregrate proceeds of shares of series A preferred stock issued, amount					$ 90,000
Redhawk Investment Group, LLC [Member]
Aggregrate proceeds of shares of series A preferred stock issued, amount		$ 10,000	$ 15,000	$ 15,000
Issuance of Series A Preferred Stock, share		4	6	6
Subsequent Event [Member] | Redhawk Investment Group, LLC [Member]
Aggregrate proceeds of shares of series A preferred stock issued, amount	$ 20,000
Issuance of Series A Preferred Stock, share	8